As filed with the Securities and Exchange Commission on November 28, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD 21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD 21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated

SCHEDULE OF INVESTMENTS at September 30, 2006 (Unaudited)

Shares		Value
COMMON STOCKS: 41.2%

Building Products: 0.4%
38,400	Griffon Corp.*	$916,608

Business & Professional Services: 3.1%
282,800	FTI Consulting, Inc.*	7,086,968

Commerical Banks: 1.8%
18,000	American National Bankshares, Inc.	426,240
759	Fulton Financial Corp.	12,288
25,000	Middleburg Financial Corp.	858,500
30,000	Patriot National Bancorp, Inc.	722,400
26,190	Provident Bankshares Corp.	970,340
14,476	SunTrust Banks, Inc.	1,118,705
		4,108,473

Communications Equipment: 1.3%
62,100	EFJ, Inc.*	460,782
203,179	Radyne Corp.*	2,486,911
		2,947,693

Computer Storage & Peripherals: 0.5%
75,000	Neoware Systems, Inc.*	1,019,250

Construction & Engineering: 3.2%
67,800	EMCOR Group, Inc.*	3,718,152
175,525	Michael Baker Corp.*	3,573,689
		7,291,841

Diversified Financial Services: 0.5%
23,000	CIT Group, Inc.	1,118,490

Diversified Gas Utilities: 2.0%
108,400	Energen Corp.	4,538,708

Electric Utilities: 1.5%
99,000	PPL Corp.	3,257,100

Electrical Equipment: 0.3%
8,700	Emerson Electric Co.	729,582

Energy Equipment & Services: 2.2%
287,738	Horizon Offshore, Inc.*	4,920,320

Environmental Services: 3.1%
363,000	Allied Waste Industries, Inc.*	4,091,010
108,500	Waste Industries USA, Inc.	2,932,755
		7,023,765

Household & Personal Products: 1.2%
249,950	Prestige Brands Holdings, Inc.*	2,784,443

Insurance: 6.7%
11,300	Assurant, Inc.	603,533
697,100	KMG America Corp.*	5,123,685
34,450	PartnerRe, Ltd.#	2,327,786
226,184	United America Indemnity, Ltd.#*	5,082,354
55,575	W.R. Berkley Corp.	1,966,799
				15,104,157

	Insurance Brokers: 1.8%
	300,000	USI Holdings Corp.*		4,065,000

	Machinery: 0.2%
	20,000	Pentair, Inc.		523,800

	Metals & Mining: 0.9%
	76,700	Brush Engineered Materials, Inc.*		1,907,529

	Oil & Gas Exploration & Production: 4.6%
	40,300	CNX Gas Corp.*		933,751
	5,626	ConocoPhillips		334,916
	22,280	EOG Resources, Inc.		1,449,314
	36,500	Rosetta Resources, Inc.*		626,705
	96,000	Suncor Energy, Inc.#		6,916,800
				10,261,486

	Real Estate: 0.3%
	4,500	First Potomac Realty Trust		135,990
	27,500	Urstadt Biddle Properties, Inc. - Class A		499,675
				635,665

	Thrifts & Mortgage Finance: 0.6%
	30,000	Washington Mutual, Inc.		1,304,100

	Transportation: 5.0%
	141,287	Rush Enterprises, Inc. - Class A*		2,356,667
	197,199	Rush Enterprises, Inc. - Class B*		3,074,332
	28,200	SAIA, Inc.*		919,320
	360,350	Wabash National Corp.		4,933,192
				11,283,511

	TOTAL COMMON STOCKS
	(cost $64,851,764)			92,828,489

	INVESTMENT COMPANIES: 2.5%

	385,762	NGP Capital Resources Co.
		(cost $5,228,882)		5,628,268

	PREFERRED STOCKS: 1.0%

	Real Estate: 1.0%
	81,000	Corporate Office Properties Trust - Series F, 9.875%		2,028,240
	7,800	Simon Property Group, Inc. - Series F, 8.750%		195,000
		(cost $2,268,443)		2,223,240

	Principal			Value
	CONVERTIBLE BONDS: 39.3%

	Biotechnology: 2.1%
	$ 4,761,000	CuraGen Corp., 6.000%, 2/2/07		$4,713,390

	Communications Equipment: 2.8%
	6,589,000	Ciena Corp., 3.750%, 2/1/08		6,391,330

	Computer Storage & Peripherals: 0.1%
	303,000	Emulex Corp., 0.250%, 12/15/23		300,728

	Construction & Engineering: 3.1%
	7,168,000	Quanta Services, Inc., 4.000%, 7/1/07		7,096,320

	Electronics Manufacturing Services: 2.4%
	5,446,000	Samnina - SCI Corp., 3.000%, 3/15/07		5,364,310

	Environmental Services: 0.8%
	1,975,000	Allied Waste Industries, Inc., 4.250%, 4/15/34		1,826,875

	Internet & Catalog Retail: 3.0%
	6,814,000	Amazon.com, Inc., 4.750%, 2/1/09		6,652,167

	Pharmaceuticals: 11.8%
	8,510,000	Millennium Pharmaceuticals, Inc., 5.500%, 1/15/07		8,520,638
	300,000	Millennium Pharmaceuticals, Inc., 5.500%, 3/1/07		297,000
	2,420,000	Nektar Therapeutics, 5.000%, 2/8/07		2,407,900
	6,706,000	Nektar Therapeutics, 3.500%, 10/17/07		6,538,350
	8,715,000	Sepracor, Inc., 5.000%, 2/15/07		8,715,000
				26,478,888

	Semiconductor Equipment: 5.3%
	5,622,000	Agere Systems, Inc., 6.500%, 12/15/09		5,664,165
	1,350,000	Phototronics, Inc., 4.750%, 12/15/06		1,346,625
	5,043,000	Veeco Instruments, Inc., 4.125%, 12/21/08		4,929,533
				11,940,323

	Software: 7.9%
	2,898,000	BEA Systems, Inc., 4.000%, 12/15/06		2,898,000
	748,000	i2 Technologies, Inc., 5.250%, 12/15/06		748,000
	6,250,000	Mercury Interactive Corp., 4.750%, 7/1/07		6,328,125
	6,485,000	Mercury Interactive Corp., 0.000%, 5/1/08		6,955,162
	933,000	Wind River Systems, Inc., 3.750%, 12/15/06		919,005
				17,848,292

	TOTAL CONVERTIBLE BONDS
	(cost $87,470,613)			88,612,623

	Shares/Principal			Value
	CORPORATE BONDS: 3.4%

	Mattresses, Foundations, and Convertible Beds: 3.4%
	$ 7,179,000	Tempur-Pedic International, Inc., 10.250%, 8/15/10
		(cost $7,547,334)		$7,564,871

	SHORT-TERM INVESTMENTS: 11.9%

	Commercial Paper: 8.5%
	10,000,000	American Express Credit Corp.		10,000,000
	9,000,000	American General Finance Corp.		9,000,000
				19,000,000
	Money Market Investments: 3.4%
	7,713,825	AIM STIC Prime Portfolio		7,713,825

	TOTAL SHORT-TERM INVESTMENTS
	(cost $26,713,825)			26,713,825

	TOTAL INVESTMENTS IN SECURITIES
	(cost $194,080,861): 99.3%			223,571,316
	Other Assets less Liabilities: 0.7%			1,502,346
	NET ASSETS:	100.0%		$225,073,662

*	Non-income producing securities.
#	U.S. security of foreign issuer.

	The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows+:

		Cost of investments	$194,133,420
		Gross unrealized appreciation	32,794,421
		Gross unrealized depreciation	(3,356,525)
		Net unrealized appreciation	$29,437,896

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
Charles vK. Carlson, Chief Executive Officer

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
Charles vK. Carlson, Chief Executive Officer

Date November 27, 2006

By (Signature and Title)* /s/ Michael J. Fusting
Michael J. Fusting, Chief Financial Officer

Date November 27, 2006

* Print the name and title of each signing officer under his or her signature.